Equity Instruments - Rights, Preferences and Privileges of Redeemable Convertible Preferred Stock (Details) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Jun. 30, 2021 $ / shares	Apr. 13, 2020 $ / shares	Apr. 30, 2019 $ / shares	Feb. 28, 2019
Equity [Abstract]
Dividend rate (as a percent)		6.00%
Dividends declared | $		$ 0.0	$ 0.0
Temporary Equity [Line Items]
Original issue price per share (in usd per share)					$ 0.37534
Conversion ratio			1		3		1
Subsequent Event | Minimum
Temporary Equity [Line Items]
Proceeds from conversion of redeemable convertible preferred stock to common stock, net | $	$ 50.0
Series A
Temporary Equity [Line Items]
Original issue price per share (in usd per share)		$ 2.928	$ 2.928	$ 2.928
Conversion ratio		2.178
Series B
Temporary Equity [Line Items]
Original issue price per share (in usd per share)		$ 3.851	3.851	3.851
Conversion ratio		2.273
Series C
Temporary Equity [Line Items]
Original issue price per share (in usd per share)		$ 5.524	$ 5.524	5.524		$ 5.52438
Conversion ratio		2.371
Series D
Temporary Equity [Line Items]
Original issue price per share (in usd per share)		$ 0.375		$ 0.375
Conversion ratio		1.000